Distribution Date:	11/18/25	JPMBB Commercial Mortgage Securities Trust 2015-C31
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C31

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644YAS9	1.665800%	59,309,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644YAT7	3.007900%	48,541,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644YAU4	3.801400%	515,534,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46644YAW0	3.539500%	95,737,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46644YAZ3	4.105800%	53,934,000.00	20,477,769.96	50,048.45	70,064.69	0.00	0.00	120,113.14	20,427,721.51	91.59%	24.75%
B	46644YBA7	4.694020%	84,753,000.00	84,753,000.00	0.00	133,165.82	0.00	0.00	133,165.82	84,753,000.00	56.72%	16.50%
C	46644YBB5	4.694020%	47,513,000.00	47,513,000.00	0.00	0.00	0.00	0.00	0.00	47,513,000.00	37.16%	11.88%
D	46644YBD1	4.194020%	42,377,000.00	42,377,000.00	0.00	0.00	0.00	0.00	0.00	42,377,000.00	19.72%	7.75%
E	46644YAE0	4.694020%	26,967,000.00	26,967,000.00	0.00	0.00	0.00	0.00	0.00	26,967,000.00	8.63%	5.13%
F	46644YAG5	4.694020%	16,694,000.00	16,694,000.00	0.00	0.00	0.00	0.00	0.00	16,694,000.00	1.76%	3.50%
NR	46644YAJ9	4.694020%	35,956,082.00	4,271,279.50	0.00	0.00	0.00	0.00	0.00	4,271,279.50	0.00%	0.00%
BWP	46644YAQ3	10.978000%	4,990,079.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46644YAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644YAL4	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,032,305,262.00	243,053,049.46	50,048.45	203,230.51	0.00	0.00	253,278.96	243,003,001.01

X-A	46644YAX8	0.588220%	773,055,000.00	20,477,769.96	0.00	10,037.86	0.00	0.00	10,037.86	20,427,721.51
X-B	46644YAY6	0.000000%	84,753,000.00	84,753,000.00	0.00	0.00	0.00	0.00	0.00	84,753,000.00
X-C	46644YAA8	0.000000%	47,513,000.00	47,513,000.00	0.00	0.00	0.00	0.00	0.00	47,513,000.00
X-D	46644YAC4	0.500000%	42,377,000.00	42,377,000.00	0.00	17,657.08	0.00	0.00	17,657.08	42,377,000.00
Notional SubTotal			947,698,000.00	195,120,769.96	0.00	27,694.94	0.00	0.00	27,694.94	195,070,721.51

Deal Distribution Total					50,048.45	230,925.45	0.00	0.00	280,973.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644YAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644YAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644YAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46644YAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46644YAZ3	379.68201802	0.92795732	1.29908203	0.00000000	0.00000000	0.00000000	0.00000000	2.22703934	378.75406070
B	46644YBA7	1,000.00000000	0.00000000	1.57122249	2.34046075	8.32933288	0.00000000	0.00000000	1.57122249	1,000.00000000
C	46644YBB5	1,000.00000000	0.00000000	0.00000000	3.91168333	18.38076758	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46644YBD1	1,000.00000000	0.00000000	0.00000000	3.49501664	46.87781580	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46644YAE0	1,000.00000000	0.00000000	0.00000000	3.91168317	81.95396188	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46644YAG5	1,000.00000000	0.00000000	0.00000000	3.91168324	96.82870792	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46644YAJ9	118.79157190	0.00000000	0.00000000	0.46467493	132.54537744	0.00000000	0.00000000	0.00000000	118.79157190
BWP	46644YAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46644YAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644YAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644YAX8	26.48940885	0.00000000	0.01298466	0.00000000	0.00000000	0.00000000	0.00000000	0.01298466	26.42466773
X-B	46644YAY6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644YAA8	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644YAC4	1,000.00000000	0.00000000	0.41666659	0.00000000	0.00000000	0.00000000	0.00000000	0.41666659	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/25 - 10/30/25	30	0.00	10,037.86	0.00	10,037.86	0.00	0.00	0.00	10,037.86	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	10/01/25 - 10/30/25	30	0.00	17,657.08	0.00	17,657.08	0.00	0.00	0.00	17,657.08	0.00
A-S	10/01/25 - 10/30/25	30	0.00	70,064.69	0.00	70,064.69	0.00	0.00	0.00	70,064.69	0.00
B	10/01/25 - 10/30/25	30	507,574.88	331,526.89	0.00	331,526.89	198,361.07	0.00	0.00	133,165.82	705,935.95
C	10/01/25 - 10/30/25	30	687,469.60	185,855.81	0.00	185,855.81	185,855.81	0.00	0.00	0.00	873,325.41
D	10/01/25 - 10/30/25	30	1,838,432.88	148,108.32	0.00	148,108.32	148,108.32	0.00	0.00	0.00	1,986,541.20
E	10/01/25 - 10/30/25	30	2,104,566.13	105,486.36	0.00	105,486.36	105,486.36	0.00	0.00	0.00	2,210,052.49
F	10/01/25 - 10/30/25	30	1,551,156.81	65,301.64	0.00	65,301.64	65,301.64	0.00	0.00	0.00	1,616,458.45
NR	10/01/25 - 10/30/25	30	4,749,104.57	16,707.89	0.00	16,707.89	16,707.89	0.00	0.00	0.00	4,765,812.46
BWP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			11,438,304.87	950,746.54	0.00	950,746.54	719,821.09	0.00	0.00	230,925.45	12,158,125.96

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644YAZ3	4.105800%	53,934,000.00	20,477,769.96	50,048.45	70,064.69	0.00	0.00	120,113.14	20,427,721.51
A-S (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644YBA7	4.694020%	84,753,000.00	84,753,000.00	0.00	133,165.82	0.00	0.00	133,165.82	84,753,000.00
B (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644YBB5	4.694020%	47,513,000.00	47,513,000.00	0.00	0.00	0.00	0.00	0.00	47,513,000.00
C (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			186,200,003.00	152,743,769.96	50,048.45	203,230.51	0.00	0.00	253,278.96	152,693,721.51

Exchangeable Certificate Details
EC	46644YBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	280,973.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	954,047.36	Master Servicing Fee	1,074.38
Interest Reductions due to Nonrecoverability Determination	(690,608.30)	Certificate Administrator Fee	920.90
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	104.65
ARD Interest	0.00	Senior Trust Advisor Fee	439.52
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	2,539.45
Total Interest Collected	263,439.06

Principal		Expenses/Reimbursements
Scheduled Principal	50,048.45	Reimbursement for Interest on Advances	968.85
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	29,005.30
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	50,048.45	Total Expenses/Reimbursements	29,974.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	230,925.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	50,048.45
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	280,973.90
Total Funds Collected	313,487.51	Total Funds Distributed	313,487.50

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	243,053,049.46	243,053,049.46	Beginning Certificate Balance	243,053,049.46
(-) Scheduled Principal Collections	50,048.45	50,048.45	(-) Principal Distributions	50,048.45
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	243,003,001.01	243,003,001.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	249,525,061.76	249,525,061.76	Ending Certificate Balance	243,003,001.01
Ending Actual Collateral Balance	249,525,061.76	249,525,061.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	23,998,467.48	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	23,998,467.48	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	3,357,123.31	1.38%	(14)	5.2250	1.380000	1.35 or less	4	211,718,263.85	87.13%	(43)	4.5411	0.214604
10,000,000 to 19,999,999		2	27,927,613.85	11.49%	(9)	4.6087	1.792252	1.36 to 1.45	1	3,357,123.31	1.38%	(14)	5.2250	1.380000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		2	71,410,609.69	29.39%	(39)	4.5899	0.431148	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	140,307,654.16	57.74%	(45)	4.5162	0.104393	1.66 to 1.80	1	16,127,613.85	6.64%	(10)	4.6970	1.750000
	Totals	7	243,003,001.01	100.00%	(39)	4.5583	0.412019	1.81 to 2.00	1	11,800,000.00	4.86%	(7)	4.4880	1.850000
								2.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	243,003,001.01	100.00%	(39)	4.5583	0.412019
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	2	46,086,655.36	18.97%	(10)	4.3174	0.110000
							Industrial	1	16,127,613.85	6.64%	(10)	4.6970	1.750000
Connecticut	1	1,074,000.00	0.44%	(7)	4.4880	1.850000
							Lodging	1	3,357,123.31	1.38%	(14)	5.2250	1.380000
Illinois	2	115,199,555.54	47.41%	(52)	4.6520	0.017570
							Office	9	211,718,263.84	87.13%	(43)	4.5411	0.214604
New York	1	16,127,613.85	6.64%	(10)	4.6970	1.750000
							Retail	12	11,800,000.00	4.86%	(7)	4.4880	1.850000
Ohio	5	4,674,000.00	1.92%	(7)	4.4880	1.850000
							Totals	23	243,003,001.01	100.00%	(39)	4.5583	0.412019
Oklahoma	1	868,000.00	0.36%	(7)	4.4880	1.850000

Pennsylvania	4	4,382,000.00	1.80%	(7)	4.4880	1.850000

South Carolina	1	15,544,268.45	6.40%	(10)	4.3174	0.110000

South Dakota	1	802,000.00	0.33%	(7)	4.4880	1.850000

Tennessee	4	34,887,784.49	14.36%	(72)	4.5700	1.050000

Texas	1	3,357,123.31	1.38%	(14)	5.2250	1.380000

Totals	23	243,003,001.01	100.00%	(39)	4.5583	0.412019

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.20000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	1	61,630,923.82	25.36%	(10)	4.3174	0.110000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	2	46,687,784.49	19.21%	(56)	4.5493	1.252194	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	3	131,327,169.39	54.04%	(47)	4.6575	0.230321	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	1	3,357,123.31	1.38%	(14)	5.2250	1.380000	49 months or greater	7	243,003,001.01	100.00%	(39)	4.5583	0.412019
	Totals	7	243,003,001.01	100.00%	(39)	4.5583	0.412019	Totals	7	243,003,001.01	100.00%	(39)	4.5583	0.412019
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	243,003,001.01	100.00%	(39)	4.5583	0.412019	Interest Only	1	11,800,000.00	4.86%	(7)	4.4880	1.850000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	6	231,203,001.01	95.14%	(40)	4.5619	0.338628
	Totals	7	243,003,001.01	100.00%	(39)	4.5583	0.412019	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	243,003,001.01	100.00%	(39)	4.5583	0.412019
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	7	243,003,001.01	100.00%	(39)	4.5583	0.412019			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	243,003,001.01	100.00%	(39)	4.5583	0.412019
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30309955	OF	Chicago	IL	Actual/360	4.672%	0.00	0.00	0.00	10/05/19	08/01/25	--	78,676,730.34	78,676,730.34	06/01/21
3	30309957	OF	Various	Various	Actual/360	4.317%	0.00	0.00	0.00	01/05/25	07/01/25	--	61,630,923.82	61,630,923.82	05/01/24
5	30309958	OF	Downers Grove	IL	Actual/360	4.609%	0.00	0.00	0.00	04/11/25	08/01/25	--	36,522,825.20	36,522,825.20	08/01/25
6	30309959	OF	Nashville	TN	Actual/360	4.570%	137,293.12	0.00	0.00	11/05/19	08/05/25	--	34,887,784.49	34,887,784.49	11/05/25
17	30309954	IN	Pittsford	NY	Actual/360	4.697%	65,385.31	38,306.19	0.00	01/05/25	07/06/25	--	16,165,920.04	16,127,613.85	10/06/25
22	30309971	RT	Various	Various	Actual/360	4.488%	45,603.07	0.00	0.00	04/11/25	04/01/29	--	11,800,000.00	11,800,000.00	11/01/25
50	30309994	LO	Houston	TX	Actual/360	5.225%	15,157.56	11,742.26	0.00	09/05/24	08/06/25	--	3,368,865.57	3,357,123.31	08/06/25
Totals							263,439.06	50,048.45	0.00				243,053,049.46	243,003,001.01
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,887,600.60	2,811,654.36	01/01/25	06/30/25	06/11/25	41,700,523.71	1,990,051.30	0.00	0.00	0.00	0.00
3	1,166,867.01	4,720,955.50	01/01/25	06/30/25	11/12/25	7,638,877.85	372,946.80	(498.87)	345,258.09	0.00	0.00
5	1,414,244.46	(325,087.75)	01/01/25	06/30/25	06/11/25	16,326,595.01	0.00	0.00	0.00	0.00	0.00
6	5,080,184.19	3,462,992.92	01/01/25	06/30/25	10/14/25	0.00	0.00	0.00	0.00	0.00	0.00
17	2,182,637.00	0.00	--	--	11/12/25	0.00	0.00	103,239.08	103,239.08	178,291.09	0.00
22	1,007,098.00	1,012,096.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	523,517.71	0.00	--	--	--	0.00	0.00	26,872.55	80,656.26	0.00	0.00
Totals	15,262,148.97	11,682,611.03				65,665,996.57	2,362,998.10	129,612.76	529,153.43	178,291.09	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	0	0.00	0	0.00	0	0.00	1	36,522,825.20	0	0.00	0	0.00	0	0.00	0	0.00	4.558317%	4.542549%	(39)
10/20/25	0	0.00	0	0.00	0	0.00	1	36,522,825.20	0	0.00	0	0.00	0	0.00	0	0.00	4.558371%	4.542600%	(38)
09/17/25	0	0.00	0	0.00	0	0.00	1	36,522,825.20	0	0.00	2	44,669,011.69	0	0.00	0	0.00	4.571013%	4.555385%	(36)
08/15/25	0	0.00	0	0.00	0	0.00	1	36,522,825.20	0	0.00	1	0.00	0	0.00	0	0.00	4.571090%	4.555457%	(34)
07/17/25	0	0.00	1	3,404,261.89	2	115,285,193.70	1	36,608,463.36	0	0.00	0	0.00	0	0.00	3	75,782,999.95	4.591620%	4.575677%	(27)
06/17/25	1	3,416,286.63	0	0.00	3	177,164,141.04	1	36,698,442.83	0	0.00	0	0.00	0	0.00	4	58,546,499.48	4.608753%	4.593147%	(21)
05/16/25	0	0.00	0	0.00	3	177,399,160.85	1	36,783,386.75	0	0.00	0	0.00	0	0.00	7	101,240,011.61	4.617797%	4.600262%	(17)
04/17/25	0	0.00	1	36,872,696.94	2	140,772,713.56	1	36,872,696.94	0	0.00	0	0.00	0	0.00	9	94,727,113.98	4.620296%	4.603467%	(14)
03/17/25	1	36,956,952.00	0	0.00	3	146,675,176.30	1	36,956,952.00	0	0.00	0	0.00	0	0.00	1	34,322,176.53	4.655762%	4.638557%	(12)
02/18/25	0	0.00	2	42,824,108.09	2	141,092,412.26	1	37,055,049.95	0	0.00	0	0.00	0	0.00	0	0.00	4.646494%	4.629536%	(10)
01/17/25	1	5,782,384.60	1	37,138,584.14	2	141,240,166.81	0	0.00	0	0.00	0	0.00	1	2,170,731.71	1	2,866,345.07	4.642415%	4.625493%	(9)
12/17/24	2	40,708,147.98	0	0.00	3	146,429,960.07	0	0.00	1	0.00	0	0.00	0	0.00	2	11,905,192.92	4.642610%	4.625722%	(8)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30309955	06/01/21	52	5	0.00	0.00	255,765.90	83,007,559.70	06/26/20	98
3	30309957	05/01/24	17	5	(498.87)	345,258.09	32,195.50	63,748,293.45	01/24/22	2
5	30309958	08/01/25	2	5	0.00	0.00	3,467.50	36,522,825.20	06/27/24	2		11/06/24
17	30309954	10/06/25	0	5	103,239.08	103,239.08	178,291.09	16,165,920.04	07/31/25	4
50	30309994	08/06/25	2	5	26,872.55	80,656.26	2,500.00	3,392,678.88	07/09/25	11
Totals					129,612.76	529,153.43	472,219.99	202,837,277.27
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		231,203,001	34,887,784	159,792,391		36,522,825
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		11,800,000	11,800,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	243,003,001	62,815,398	0	3,357,123	140,307,654	36,522,825
Oct-25	243,053,049	62,853,705	0	3,368,866	140,307,654	36,522,825
Sep-25	252,886,713	56,469,012	0	3,381,044	156,513,832	36,522,825
Aug-25	252,886,713	21,629,431	0	0	194,734,457	36,522,825
Jul-25	320,388,681	123,786,297	0	3,404,262	156,589,658	36,608,463
Jun-25	414,342,460	233,762,033	3,416,287	0	140,465,698	36,698,443
May-25	489,201,716	311,802,555	0	0	177,399,161	0
Apr-25	591,418,114	413,772,704	0	36,872,697	140,772,714	0
Mar-25	687,219,328	503,587,200	36,956,952	0	146,675,176	0
Feb-25	723,037,577	539,121,057	0	42,824,108	141,092,412	0
Jan-25	729,800,286	545,639,151	5,782,385	37,138,584	141,240,167	0
Dec-24	736,175,742	549,037,634	40,708,148	0	146,429,960	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30309955	78,676,730.34	83,007,559.70	100,900,000.00	05/01/25	1,025,587.34	0.10000	06/30/25	08/01/25	236
3	30309957	61,630,923.82	63,748,293.45	116,200,000.00	--	3,004,973.62	0.11000	06/30/25	07/01/25	235
5	30309958	36,522,825.20	36,522,825.20	12,600,000.00	04/11/25	(440,186.75)	(0.16000)	06/30/25	08/01/25	236
6	30309959	34,887,784.49	34,887,784.49	41,200,000.00	05/19/25	2,954,547.92	1.05000	06/30/25	08/05/25	176
17	30309954	16,127,613.85	16,165,920.04	31,250,000.00	05/26/15	2,182,637.00	1.75000	12/31/24	07/06/25	235
50	30309994	3,357,123.31	3,392,678.88	4,500,000.00	12/15/20	446,514.35	1.38000	12/31/24	08/06/25	176
Totals		231,203,001.01	237,725,061.76	306,650,000.00		9,174,073.48

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	30309955	OF	IL	06/26/20	98

11/12/2025 - The Loan transferred for Imminent Monetary Default at the Borrower''s request as a result of the Covid-19 pandemic. The Loan is in monetary default. Lender is continuing with the foreclosure process. Borrower answered the complaint. New judge was appointed. Lender filed a recourse claim. Litigation continues. Transwestern was appointed as receiver and is managing the property. Lender amended the complaint to add the recourse component to the Illinois

	foreclosure. Case has now entered the dis covery phase. Lender is trying to re-engage Borrower for a settlement.

3	30309957	OF	Various	01/24/22	2

11/12/2025 - The Loan transferred for Imminent Monetary Default at the Borrower''s request as a result of the Covid-19 pandemic. Borrower has executed the Pre-Negotiation Letter and provided a COVID 19 modification request. Special Servicer identified ins tances of SPE violations and entered into a settlement agreement effective December 30, 2022. Receivers have been appointed to all three properties. Special Servicer will proceed with foreclosure of the properties and has received approval to take title a nd is pending a foreclosure hearing date for the South Carolina property. Special Servicer is pending a foreclosure sale date for the South Carolina property and has begun the foreclosure process for the Alabama

	properties.

5	30309958	OF	IL	06/27/24	2

11/12/2025 - Loan transferred to Special Servicing for Monetary Default. Special Servicer has initiated the foreclosure process and a receiver has been appointed. Receiver is reviewing a proposal for a large potential tenant. Sale process will be

	put on hold until results of lease negotiations.

6	30309959	OF	TN	05/20/24	4

11/12/2025 - Loan recently transferred to Special Servicing due to failure to comply with cash management and for events of default surrounding equity transfers and the Guarantor. Borrower has executed PNL. Borrower made a proposal that has been acceptedb y Lender. Mezz lender delayed exercising remedies and foreclosing on their interests while parties came together to finalize a forbearance agreement. Lenders worked to close extensions with reserve funding to be

	completed prior to the end of October.

17	30309954	IN	NY	07/31/25	4

11/12/2025 - Loan has recently transferred to SS. We are in contact with the borrower who is finalize take-out financing expected to close by Q2/2026. We are negotiating a forbearance extension to provide him the needed time to refi.

50	30309994	LO	TX	07/09/25	11

11/12/2025 - Loan transferred to special servicing on 7/8/2025 due to payment default. Loan has entered maturity default on 8/6/2025. Borrower provided Term Sheet from new Lender with expected closing date 9/24/2025 but appraisal from new

Lender came in l ower than expected as of 10/21/2025. Borrower contact noted they are now running a dual process with initial takeout Lender to revise term sheet based on appraised value and also engaging a backup Lender.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30309957	0.00	4.31740%	0.00	4.31740%	8	02/14/23	12/30/22	02/14/23
6	30309959	0.00	4.57000%	0.00	4.57000%	9	07/25/25	07/25/25	08/15/25
11	30309963	28,897,593.34	4.76781%	28,897,593.34	4.76781%	1	05/29/20	06/01/20	06/02/20
20	30309970	0.00	4.88300%	0.00	4.88300%	10	08/06/25	08/06/25	09/05/25
35	30309982	7,200,022.89	4.55500%	7,200,022.89	4.55500%	8	10/01/20	10/01/20	10/16/20
Totals		36,097,616.23		36,097,616.23
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
39	30309986 08/15/25	5,721,963.35	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
41	30309951 12/17/24	5,537,809.38	3,100,000.00	2,795,435.37	667,975.34	2,795,435.37	2,127,460.03	3,410,349.35	0.00	330,908.21	3,079,441.14	46.65%
55	30309999 01/17/25	2,871,854.28	5,800,000.00	5.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,131,627.01	18,900,000.00	2,795,441.09	667,975.34	2,795,435.37	2,127,460.03	3,410,349.35	0.00	330,908.21	3,079,441.14

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/20	0.00	1,831.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	30309986	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	30309951	05/16/25	0.00	0.00	3,079,441.14	0.00	0.00	(330,458.21)	0.00	0.00	3,079,891.14
		12/17/24	0.00	0.00	3,410,349.35	0.00	0.00	3,410,349.35	0.00	0.00
55	30309999	01/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	1,831.81	3,079,441.14	0.00	0.00	3,079,891.14	0.00	0.00	3,079,891.14

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	16,937.35	0.00	0.00	0.00	0.00	316,525.23	0.00	0.00	0.00	0.00
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	229,129.05	0.00	0.00	0.00	0.00
5	0.00	0.00	7,862.55	0.00	0.00	0.00	0.00	144,954.02	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	968.85	0.00	0.00	0.00
17	0.00	0.00	3,480.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	725.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	29,005.30	0.00	0.00	0.00	0.00	690,608.30	968.85	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		720,582.45

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26